FINANCIAL RISK MANAGEMENT - Narrative Collateral Pledged as Security (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Deposits from banks	£ 4,658	£ 3,363
Repurchase agreements at amortised cost	48,590	30,106
Customer deposits	446,172	449,373
Reverse repurchase agreements	39,259	49,708
Deposits from banks | Collateral pledged | Fair value £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Repurchase agreements at amortised cost	39,535	39,918
Customer deposits | Collateral pledged | Fair value £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Reverse repurchase agreements	14,197	112
Net amount recognised in the balance sheet | Deposits from banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Deposits from banks	4,658	3,363
Net amount recognised in the balance sheet | Customer deposits
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Customer deposits	446,172	449,373
Repurchase Agreement | Net amount recognised in the balance sheet | Deposits from banks | Fair value £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Deposits from banks	33,003	30,085
Repurchase Agreement | Net amount recognised in the balance sheet | Customer deposits | Fair value £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Customer deposits	£ 15,587	£ 21